Financial instruments - Trade and Other Payables Details (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Accounts payable, current	$ 441,780	$ 358,711
Other accounts payable, current	2,163	1,438
Prepayments from customers, current	5,690	14,640
Total, current	449,633	374,789
Accounts payable, noncurrent	0	0
Other accounts payable, noncurrent	0	0
Prepayments from customers, noncurrent	0	0
Total, noncurrent	0	0
Accounts payable	441,780	358,711
Other accounts payable	2,163	1,438
Prepayments from customers	5,690	14,640
Total	$ 449,633	$ 374,789